Capital risk management and fair value measurements (Tables)	6 Months Ended
Jun. 30, 2025
Capital risk management and fair value measurements
Schedule of fair value estimation

	At June 30, 2025		At December 31, 2024
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	$'m	$'m	$'m	$'m

Financial liabilities
Borrowings (note 15)	3,239.6	3,263.4	3,347.9	3,342.6